Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting

NOTE 24 – Segment Reporting

We currently operate through the following three reporting segments: Global Wealth Management, Institutional Group, and various corporate activities combined in the Other segment.

Our Global Wealth Management segment consists of two operating segments, the Private Client Group and Stifel Bank. The Private Client Group includes branch offices and independent contractor offices of our broker-dealer subsidiaries located throughout the United States. These branches provide securities brokerage services, including the sale of equities, mutual funds, fixed income products, and insurance, as well as offering banking products to their clients through Stifel Bank. Stifel Bank segment provides residential, consumer, and commercial lending, as well as FDIC-insured deposit accounts to customers of our private client group and to the general public.

The Institutional Group segment includes institutional sales and trading. It provides securities brokerage, trading, and research services to institutions, with an emphasis on the sale of equity and fixed income products. This segment also includes the management of and participation in underwritings for both corporate and public finance (exclusive of sales credits generated through the private client group, which are included in the Global Wealth Management segment), merger and acquisition, and financial advisory services.

The Other segment includes interest income from stock borrow activities, unallocated interest expense, interest income and gains and losses from investments held, compensation expense associated with the expensing of restricted stock awards with no continuing service requirements in conjunction with recent acquisitions and the actions taken by the Company in response to the Tax Regulation enacted in the fourth quarter of 2017, amortization of stock-based awards, and all unallocated overhead cost associated with the execution of orders; processing of securities transactions; custody of client securities; receipt, identification, and delivery of funds and securities; compliance with regulatory and legal requirements; internal financial accounting and controls; and general administration and acquisition charges.

Information concerning operations in these segments of business for the years ended December 31, 2017, 2016, and 2015, is as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Net revenues: (1)
Global Wealth Management	$1,822,218	$1,563,410	$1,377,313
Institutional Group	1,110,768	1,014,164	975,594
Other	(6,554)	(2,078)	(21,313)
	$2,926,432	$2,575,496	$2,331,594
Income/(loss) before income taxes:
Global Wealth Management	$626,906	$430,318	$382,126
Institutional Group	217,981	164,143	141,042
Other	(575,351)	(451,879)	(381,601)
	$269,536	$142,582	$141,567

(1)	No individual client accounted for more than 10 percent of total net revenues for the years ended December 31, 2017, 2016, and 2015.

The following table presents our company’s total assets on a segment basis at December 31, 2017 and 2016 (in thousands):

	December 31,
	2017	2016
Global Wealth Management	$17,717,617	$16,065,503
Institutional Group	3,313,304	2,657,183
Other	353,032	406,670
	$21,383,953	$19,129,356

We have operations in the United States, United Kingdom, Europe, and Asia. Our company’s foreign operations are conducted through its wholly owned subsidiary, SNEL. Substantially all long-lived assets are located in the United States.

Revenues, classified by the major geographic areas in which they were earned for the years ended December 31, 2017, 2016, and 2015, were as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
United States	$2,783,175	$2,429,714	$2,195,538
United Kingdom	129,288	132,622	125,552
Other	13,969	13,160	10,504
	$2,926,432	$2,575,496	$2,331,594